Redeemable Convertible Preferred Stock and Warrants - Series D Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 02, 2014	May. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Apr. 30, 2015	Dec. 31, 2013
Temporary Equity [Line Items]
Conversion of convertible notes, shares				5,332,348
Issuance of Series D Preferred as financing fee				1,923,077
Gross proceeds from IPO			$ 59,892,000
IPO
Temporary Equity [Line Items]
Common stock, price per share		$ 11.00			$ 11.00
Gross proceeds from IPO		$ 59,900,000
IPO | Minimum
Temporary Equity [Line Items]
Common stock, price per share				$ 9.375
Gross proceeds from IPO				$ 25,000,000
Series D Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued			0	7,255,425		0
Common stock, price per share				$ 0.78
Conversion of convertible notes, shares	5,332,348			5,332,348
Issuance of Series D Preferred as financing fee	1,923,077			1,923,077
Shares repurchase description				(1) shares repurchased from former employees, consultants or directors of the Company in accordance with restricted stock purchase agreements with such employees, consultants or directors entered into with approval of the board of directors, (2) the repurchase of up to $100,000 of additional shares, in the aggregate, of such junior or pari passu classes or series of capital stock, and (3) redemptions of the Series D Preferred as expressly authorized in the Certificate of Incorporation
Shares repurchased				100,000